Stock Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	12,859	12,859
Options outstanding and exercisable	12,859
Exercise price range of options outstanding	$ 5.13	$ 5.13
Options outstanding weighted average expected term	2 years 1 month 13 days
Options granted under SOP II	0
Unrecognized compensation cost		$ 0
Options exercised, Shares	0	0	0
2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period	10 years
Number of options outstanding	12,859
Common stock reserved for future grants of options	161,071
Options granted under SOP II		0	0
Employee Stock Purchase Plan II [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award, expiration period	2 years
Number of options outstanding	0
Common stock reserved for future grants of options	107,405
Minimum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	3 years
Maximum [Member] | 2006 Incentive Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SOP vesting schedules	5 years